ACQUISITION OF RE/MAX HOLDINGS, INC.	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITION OF RE/MAX HOLDINGS, INC.

17.	ACQUISITION OF RE/MAX HOLDINGS, INC.

On April 26, 2026, The Real Brokerage Inc. entered into a definitive agreement (the “Agreement”) to acquire RE/MAX Holdings, Inc., a Delaware corporation (“RE/MAX Holdings” or “REMAX”) (the “Transaction”). Pursuant to the Agreement, Real formed a new holding company, which will be renamed Real REMAX Group Inc., which, upon the closing of the Transaction, is expected to trade on the Nasdaq Global Select Market under the symbol “REAX”. The Transaction is expected to close in the second half of 2026, subject to approval by both the Company’s securityholders and REMAX’s shareholders and satisfaction of closing conditions, including receipt of regulatory approvals. The Company’s Special Meeting of Securityholders to approve the Transaction is scheduled to be held on August 14, 2026.

In connection with the Agreement, on April 26, 2026, the Company entered into a debt financing commitment letter (the “Commitment Letter”) with certain lenders/banking institutions. The Commitment Letter provides for a 364-day senior secured bridge loan facility in an aggregate principal amount of $550 million. The net proceeds of the debt financing may be used to pay amounts due under the Agreement (including the refinancing of RE/MAX Holdings’ outstanding indebtedness, the payment of cash election consideration and related fees, costs and expenses in connection therewith).

For the six months ended June 30, 2026, the Company has paid $4.8 million in issuance costs in connection with the Commitment Letter. This balance is presented within Other current assets in the interim condensed consolidated balance sheets. During the three and six months ended June 30, 2026, $11.6 million and $11.9 million of expenses were incurred in connection with the Agreement, respectively. These expenses consist of professional services, consulting, and legal fees and are presented within the Acquisition costs line item within operating expenses in the interim condensed consolidated statements of comprehensive income (loss).